Cover	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2022
Entity Registrant Name	ATHERSYS, INC / NEW
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33876
Entity Tax Identification Number	20-4864095
Entity Address, Address Line One	3201 Carnegie Avenue,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115-2634
City Area Code	216
Local Phone Number	431-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001368148